UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Advisors, Inc.
Address: 1075 Hendersonville Road, Suite 250
         Asheville, NC 28803





13F File Number : 028-10085


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ralph W. Bradshaw
Title:  President
Phone:  828-210-8184

Signature, Place and Date of Signing:

/s/ Ralph W. Bradshaw; Asheville, NC; February 11,2011
    ---------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:      175

Form 13F Information Table Value Total: 132473



List of Other Included Managers:

No.  13F File Number     Name


 FORM 13F INFORMATION TABLE





NAME OF ISSUER
-TITLE OF CLASS-
--CUSIP--
Value (x$1000)
SHARES
INVESTMENT DISCRETION AND VOTING AUTHORITY



3M Company
Common
88579Y101
731
8467
Sole


Abbott Laboratories
Common
002824100
585
12200
Sole


Aberdeen Israel Fund, Inc.
Common
32063L100
187
10730
Sole


Adams Express Co.
Common
006212104
2674
249406
Sole


AFLAC Inc.
Common
001055102
508
9000
Sole


Allergan Inc.
Common
018490102
240
3500
Sole


AllianceBern Global High Inc
Common
01879R106
693
48461
Sole


AllianceBernstein Incm Fd
Common
01881E101
3719
468930
Sole


Allstate Corporation
Common
020002101
217
6800
Sole


Alpine Global Dynamic Div
Common
02082E106
664
91437
Sole


Alpine Global Premier Prop Fd
Common
02083A103
2100
296148
Sole


Alpine Total Dynamic Div.
Common
021060108
4044
683182
Sole


Altria Group Inc
Common
02209S103
635
25800
Sole


Amazon.com Inc.
Common
023135106
540
3000
Sole


American Express Co.
Common
025816109
586
13652
Sole


Amgen Inc.
Common
031162100
533
9700
Sole


Apache Corporation
Common
037411105
238
2000
Sole


Apple Inc.
Common
037833100
2548
7900
Sole


Asia Pacific Fund Inc.
Common
044901106
134
11198
Sole


AT&T Inc.
Common
00206R102
1590
54128
Sole


Bank of America Corp
Common
060505104
220
16521
Sole


Bank of New York Mellon Corp.
Common
064058100
325
10754
Sole


Becton Dickinson & Co.
Common
075887109
583
6900
Sole


Best Buy Co., Inc.
Common
086516101
223
6500
Sole


Biogen Idec Inc
Common
09062X103
268
4000
Sole


BlackRock Corporate Hi Yd
Common
09255L106
214
31446
Sole


BlackRock Credit Allocation In
Sh Ben Int
09255H105
822
83629
Sole


BlackRock Credit Allocation In
Sh Ben Int
09249V103
348
33074
Sole


BlackRock Debt Strat. Fd
Common
09255R103
439
115103
Sole


BlackRock Floating Rate Inc.II
Common
09255Y108
259
18908
Sole


BlackRock High Yld Fd III
Common
09255M104
108
15900
Sole


Blackrock Income Trus
Sh Ben Int
09247F100
823
120363
Sole


Blackrock Intl Growth & Inc Tr
Common
092524107
589
57891
Sole


BlackRock MuniAssets Fd
Common
09254J102
148
12700
Sole


Boeing Company
Common
097023105
274
4200
Sole


Bristol-Myers Squibb Co.
Common
110122108
662
25000
Sole


Calamos Global Dynamic Income
Common
12811L107
133
15904
Sole


Calamos Strategic Total Return
Common
128125101
2589
279538
Sole


Capital One Financial Corp.
Common
14040H105
213
5000
Sole


Cardinal Health Inc.
Common
14149Y108
305
7950
Sole


Caterpillar Inc
Common
149123101
496
5300
Sole


Chevron Corp
Common
166764100
1299
14232
Sole


Chubb Corp
Common
171232101
268
4500
Sole


Cisco Systems Inc.
Common
17275R102
968
47870
Sole


Citigroup, Inc.
Common
172967101
416
88000
Sole


Claymore Dividend & Income Fd
Common
18385J105
724
48160
Sole


Clough Global Allocat. Fd
Common
18913Y103
502
32100
Sole


Coca-Cola Company
Common
191216100
1217
18500
Sole


Cognizant Tech Solutions
Common
192446102
293
4000
Sole


Cohen & Steers Infrastr Fd
Common
19248A109
841
51222
Sole


Colgate-Palmolive Co
Common
194162103
354
4400
Sole


Comcast Cl A
Common, Cl A
20030N101
438
19925
Sole


ConocoPhillips
Common
20825C104
1633
23974
Sole


Corning Inc.
Common
219350105
328
17000
Sole


CSX Corporation
Common
126408103
226
3500
Sole


CVS Caremark Corp.
Common
126650100
389
11176
Sole


Deere & Company
Common
244199105
664
8000
Sole


Common, Cl A
Common
25490A101
479
12000
Sole


Dominion Resources Inc.
Common
25746U109
414
9700
Sole


Dow 30 Enhanced Prem & Inc
Common
260537105
2002
192834
Sole


Dow Chemical Company
Common
260543103
270
7900
Sole


Duke Energy Corp.
Common
26441C105
452
25400
Sole


DuPont de Nemours & Co.
Common
263534109
713
14300
Sole


Eaton Vance Enh Equity Inc Fd
Common
278274105
309
24457
Sole


Eaton Vance Enh. Eq. Inc Fd II
Common
278277108
369
30200
Sole


Eaton Vance Rsk Mgned Dv Fd
Common
27829G106
5225
393414
Sole


Eaton Vance Tax-Managed Fund
Common
27828N102
4559
403120
Sole


Eaton Vance Tax-Mgd Buy-Wrt Op
Common
27828Y108
1215
92924
Sole


Eaton Vance Tx Mgd Gl By Wr
Common
27829C105
1262
103000
Sole


Eaton Vnce Tx Mgd By Wr Inc F
Common
27828X100
343
23725
Sole


Eli Lilly & Co.
Common
532457108
252
7200
Sole


EMC Corporation
Common
268648102
393
17148
Sole


Emerson Electric Co.
Common
291011104
600
10500
Sole


EV Tax-Mangd Glob Div Eqty Inc
Common
27829F108
2326
220857
Sole


Exelon Corp
Common
30161N101
208
5000
Sole


Express Scripts Inc
Common
302182100
292
5400
Sole


Exxon Mobil Corporation
Common
30231G102
3247
44411
Sole


Federated Enhanced Trsry In Fd
Common
314162108
1302
77943
Sole


First Tr Str High Income Fd
Common
337347108
256
76716
Sole


First Trust Strat High Inc Fd
Common
33735C106
298
68601
Sole


First Trust Strategic II
Common
337353106
284
60600
Sole


Ford Motor Company
Common
345370860
369
22000
Sole


Franklin Resources, Inc.
Common
354613101
278
2500
Sole


Freeport-McMoRan Copper
Common
35671D857
1035
8619
Sole


Gabelli Equity Trust
Sh Ben Int
362397101
468
82603
Sole


Gabelli Healthcare&Wellness
Common
36246K103
202
28594
Sole


Gap Inc.
Common
364760108
259
11700
Sole


General American Investors Co.
Common
368802104
1730
64500
Sole


General Dynamics Corp.
Common
369550108
369
5200
Sole


General Electric Co
Common
369604103
1297
70900
Sole


General Mills Inc.
Common
370334104
285
8000
Sole


Gilead Sciences Inc.
Common
375558103
290
8000
Sole


Goldman Sachs Group Inc
Common
38141G104
1261
7500
Sole


Google Inc
Common
38259P508
2098
3532
Sole


Greater China Fund
Common
39167B102
532
40447
Sole


H&Q Healthcare Invest
Sh Ben Int
404052102
185
13845
Sole


H.J. Heinz Company
Common
423074103
430
8700
Sole


Halliburton Company
Common
406216101
498
12200
Sole


Hewlett-Packard Co
Common
428236103
817
19400
Sole


Home Depot Inc.
Common
437076102
245
7000
Sole


Hudson City Bancorp Inc
Common
443683107
229
18000
Sole


IBM Corp
Common
459200101
1776
12100
Sole


Intel Corporation
Common
458140100
1327
63099
Sole


Invesco Van Kampen Bd Fd
Common
46132L107
521
27953
Sole


Invesco Van Kampen Dyn Credit
Common
46132R104
261
21403
Sole


Japan Equity Fd
Common
471057109
137
22422
Sole


Johnson & Johnson
Common
478160104
1540
24900
Sole


JPMorgan Chase & Co
Common
46625H100
1796
42332
Sole


Kraft Foods Inc
Common
50075N104
218
6932
Sole


Liberty All Star Equity Fd
Common
530158104
1628
330290
Sole


LMP Real Estate Income Fd Inc
Common
50208C108
175
17364
Sole


Lockheed Martin Corp.
Common
539830109
385
5500
Sole


MacQuarie Glob Infr TR Fd
Common
55608D101
1036
59934
Sole


Marathon Oil Corp
Common
565849106
426
11500
Sole


Marsh & McLennan Cos
Common
571748102
383
14000
Sole


McDonald's Corp.
Common
580135101
1029
13400
Sole


McKesson Corp
Common
58155Q103
303
4300
Sole


Medtronic Inc.
Common
585055106
501
13500
Sole


Merck & Co. Inc.
Common
58933Y105
640
17767
Sole


MetLife, Inc.
Common
59156R108
320
7200
Sole


Microsoft Corporation
Common
594918104
2100
75200
Sole


Morgan Stanley
Common
617446448
258
9500
Sole


NASDAQ Prem Inc & Grwth
Common
63110R105
194
13745
Sole


New Ireland Fund Inc
Common
645673104
178
25920
Sole


News Corp Cl A
Common, Cl A
65248E104
146
10000
Sole


NextEra Energy, Inc.
Common
65339F101
208
4000
Sole


NFJ Div. Inter. & Premium Stra
Common
65337H109
990
56521
Sole


Nike Inc cl B
Common, Cl B
654106103
564
6600
Sole


Nuv Ins Qlty Mun Fd
Common
67062N103
216
17200
Sole


Nuv Sel Tax-Free Inc 3
Common
67063X100
138
10500
Sole


Nuveen Multi-Currency Short
Common
67090N109
519
37656
Sole


Occidental Petroleum Corp
Common
674599105
736
7500
Sole


Oracle Corporation
Common
68389X105
1185
37872
Sole


PepsiCo, Inc.
Common
713448108
627
9600
Sole


Petroleum & Resource Corp.
Common
716549100
353
13075
Sole


Philip Morris Intl
Common
718172109
439
7500
Sole


PNC Financial Services
Common
693475105
522
8600
Sole


Praxair, Inc.
Common
74005P104
621
6500
Sole


Procter & Gamble Co.
Common
742718109
1834
28502
Sole


Prudential Financial Inc
Common
744320102
323
5500
Sole


Qualcomm Inc.
Common
747525103
495
10000
Sole


Royce Focus Trust
Common
78080N108
447
59014
Sole


Royce Micro Cap Tr
Common
780915104
1344
137130
Sole


Royce Value Trust
Common
780910105
3702
254594
Sole


Schlumberger Ltd.
Common
806857108
752
9000
Sole


Southern Company
Common
842587107
455
11900
Sole


State Street Corp
Common
857477103
232
5000
Sole


SunAmerica Foc. Alpha Gr Fd
Common
867037103
359
20500
Sole


SunAmerica LargeCap Fd
Common
867038101
409
26002
Sole


Sysco Corporation
Common
871829107
303
10300
Sole


Target Corporation
Common
87612E106
619
10300
Sole


Templeton Rus & East Euro
Common
88022F105
542
23700
Sole


Texas Instruments, Inc.
Common
882508104
306
9400
Sole


The Ibero-America Fund, Inc.
Common
45082X103
171
26123
Sole


The Travelers Companies
Common
89417E109
700
12568
Sole


Time Warner Inc
Common
887317303
469
14566
Sole


TJX Companies Inc.
Common
872540109
422
9500
Sole


Tri-Continental Corp.
Common
895436103
1814
131834
Sole


U.S. Bancorp
Common
902973304
361
13401
Sole


Union Pacific Corp.
Common
907818108
788
8500
Sole


United Parcel Service Inc.
Common
911312106
443
6100
Sole


United Technologies Corp
Common
913017109
678
8608
Sole


UnitedHealth Group, Inc.
Common
91324P102
487
13500
Sole


Verizon Communications, Inc.
Common
92343V104
429
12000
Sole


Viacom Inc Cl B
Common, Cl B
92553P201
295
7450
Sole


W. Asset Muni. High Income Fnd
Common
95766N103
87
12000
Sole


Wal-Mart Stores, Inc.
Common
931142103
1138
21100
Sole


Walt Disney Company
Common
254687106
570
15200
Sole


Waste Management Inc.
Common
94106L109
251
6800
Sole


WellPoint, Inc.
Common
94973V107
256
4500
Sole


Wells Fargo & Co
Common
949746101
973
31400
Sole


Wells Fargo Adv Utilities Fd
Common
94987E109
1000
86190
Sole


Western Asset Income Fund
Common
95766T100
193
15000
Sole


Yum! Brands, Inc.
Common
988498101
564
11500
Sole


Zweig Total Return
Common
989837109
152
42687
Sole